Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about prepayments and other current assets [Line Items]
Prepayments in connection with construction work and equipment purchases		¥ 2,752	¥ 2,542
Prepaid expenses and deposits		3,628	3,486
Value-added tax recoverable		8,618	7,186
Other receivables	[1]	6,960	5,619
Prepayments and other current assets		23,619	22,128
Other telecommunications operators in the PRC [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Amounts due from companies		333	369
China Telecom Group [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Amounts due from companies		1,035	774
China Tower [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Amounts due from companies		¥ 293	¥ 2,152

[1]	Other receivables as of December 31, 2018 include the unpaid remaining consideration of the contribution from non-controlling interest of a subsidiary of the Group amounting to RMB90, which was received in January 2019.